Related Party Transactions - Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction
Deferred revenue from related parties	¥ 13,558	$ 1,910	¥ 10,936
Gopher Asset Management Co., Ltd.
Related Party Transaction
Deferred revenue from related parties	8,830	1,244	10,325
Gopher Capital GP Ltd
Related Party Transaction
Deferred revenue from related parties	¥ 4,728	$ 666	¥ 611